Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (2,025,083)	$ (1,001,045)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	249	254
Stock based compensation	1,243,151	850,767
Change in fair value of the derivative liability	(141,907)	(341,107)
Gain on sale of marketable securities		(4,435)
Amortization of debt discount	104,169
Modification of warrants	5,861
Changes in operating assets and liabilities
Prepaid expenses	29,949	73,867
Accounts payable and accrued expenses	(244,300)	83,129
NET CASH USED IN OPERATING ACTIVITIES	(1,027,911)	(338,570)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of marketable securities		250,000
NET CASH PROVIDED BY INVESTING ACTIVITIES		250,000
CASH FLOWS FROM FINANCING ACTIVITIES
Debt discount from issuance costs paid on PIK convertible notes	(104,090)
Proceeds from PIK convertible notes	1,177,500
Proceeds from PIK convertible notes - related party	150,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,223,410
Effect of exchange rate on cash	(5,548)	3,470
NET INCREASE (DECREASE) IN CASH	189,951	(85,100)
CASH, BEGINNING OF PERIOD	798,623	362,486
CASH, END OF PERIOD	988,574	277,386
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest expense
Cash paid for income taxes
NONCASH FINANCING AND INVESTING TRANSACTIONS
Unrealized (gain) loss on marketable securities		4,823
Debt discount from beneficial conversion feature	104,204
Debt discount from warrants issued to placement agents-offering cost	192,162
Issuance of options for settlement of accrued payroll	$ 93,950